RESTRICTED ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
RESTRICTED ASSETS
Summary of Restricted Assets

Item	12/31/2020	12/31/2019
Financial assets in guarantee
Special guarantee accounts in the Argentine Central Bank	3,710,757	2,887,162
Trust guarantee deposits	—	5,173
Guarantee deposits for currency forward transactions	601,248	2,865,356
Guarantee deposits for credit cards transactions	421,942	432,118
Other guarantee deposits	160,820	215,866
Guarantee deposits for repo transactions	—	32,510
	4,894,767	6,438,185